As filed with the Securities and Exchange Commission on May 22, 2013

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-22773

Brookfield Mortgage Opportunity Income Fund Inc.
 (Exact name of registrant as specified in charter)

Brookfield Place, 250 Vesey Street, 15th Floor, New York, NY 10281-1023
(Address of principal executive offices) (Zip code)

Kim G. Redding, Brookfield Place, 250 Vesey Street, 15th Floor, New York, NY 10281-1023
(Name and address of agent for service)

212-549-8400
Registrant's telephone number, including area code

Date of fiscal year end: June 30, 2013

Date of reporting period:  March 31, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1. Schedule of Investments.

BROOKFIELD MORTGAGE OPPORTUNITY INCOME FUND INC.
Schedule of Investments (Unaudited)
March 31, 2013
	Interest Rate	Maturity	Principal Amount (000s)	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.0%
Commercial Mortgage Pass Through Certificates
Series 2007-C9, Class G 1,4	5.99%	12/10/49	5,000	$4,117,240
COMMERCIAL MORTGAGE-BACKED SECURITIES
(Cost - $4,106,250)				4,117,240
NON-AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES - 2.7%
Asset-Backed Securities Corporation Home Equity
Series 2007-HE1, Class A4 2,3,5	0.34	12/25/36	1,300	793,003
HSI Asset Securitization Corp.
Series 2006-OPT2, Class M2 2,3,5	0.59	01/25/36	8,215	5,996,975
Indymac Index Mortgage Loan Trust
Series 2006-AR6, Class 2A1A 2,5	0.40	06/25/47	1,962	1,397,144
Structured Asset Securities Corp.
Series 2007-WF2, Class A3 2,3,5	1.10	08/25/37	3,113	2,553,217
NON-AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES
(Cost - $10,773,532)				10,740,339
Total Investments - 3.7%
(Cost - $14,879,782)				14,857,579
Other Assets in Excess of Liabilities - 96.3%				385,400,007
TOTAL NET ASSETS - 100.0%				$400,257,586

The following notes should be read in conjunction with the accompanying Schedule of Investments.

1 - Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may only be resold in transactions exempt from registration, normally to transactions exempt from registration, normally to qualified institutional buyers.  As of March 31, 2013, the total value of all such investments was $4,117,240 or 1.0% of net assets.

2 - Variable Rate Security - Interest rate shown is the rate in effect as of March 31, 2013.
3 - Security is a "step up" bond where the coupon increases or steps up at a predetermined date. At the date, the coupon increases to LIBOR plus a predetermined margin.
4 - Private Placement.
5 - Investment in subprime security. As of March 31, 2013, the total values of all such investments was $10,740,339 which amounted to 2.7% of the net assets.

Notes to Schedule of Investments (Unaudited)

Valuation of Investments: Debt securities, including U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities, are generally valued at the bid prices furnished by an independent pricing service or, if not valued by an independent pricing service, using bid prices obtained from at least two active and reliable market makers in any such security.  If quotes cannot be obtained from two active and reliable market makers then the securities may be priced using a quote obtained from a single active market maker. Short-term debt securities with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to the date of maturity, unless such valuation, in the judgment of the Adviser’s Valuation Committee, does not represent market value, in which case these securities will be fair valued as determined by the Adviser’s Valuation Committee.

Investments in equity securities listed or traded on any securities exchange or traded in the over-the-counter market are valued at the trade price as of the close of business on the valuation date. Equity securities for which no sales were reported for that date are valued at “fair value” as determined in good faith by the Adviser’s Valuation Committee. Investments in open-end registered investment companies, if any, are valued at the net asset value (“NAV”) as reported by those investment companies.

When price quotations for certain securities are not readily available, or if the available quotations are not believed to be reflective of market value by the Adviser, those securities will be valued at “fair value” as determined in good faith by the Adviser’s Valuation Committee using procedures adopted by and under the supervision of the Funds’ Board of Directors. There can be no assurance that a Fund could purchase or sell a portfolio security at the price used to calculate a Fund’s NAV.

Fair valuation procedures may be used to value a substantial portion of the assets of each Fund. A Fund may use the fair value of a security to calculate its NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Adviser determines that the quotation or price for a portfolio security provided by a broker-dealer or an independent pricing service is inaccurate.

The “fair value” of securities may be difficult to determine and thus judgment plays a greater role in the valuation process. The fair valuation methodology may include or consider the following guidelines, as appropriate: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level, supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve, and credit quality.

The values assigned to fair valued investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations. Imprecision in estimating fair value can also impact the amount of unrealized appreciation or depreciation recorded for a particular portfolio security and differences in the assumptions used could result in a different determination of fair value, and those differences could be material.

The Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day to day responsibilities for valuation determinations under these procedures to the Adviser.  Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.  If a market value or price cannot be determined for a security or a significant event has occurred that would materially affect the value of the security, the security is fair valued by the Adviser’s Valuation Committee.  The Valuation Committee is comprised of senior members of the Adviser’s management team.

The Fund has established methods of fair value measurements in accordance with GAAP. Fair value denotes the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy has been established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

• Level 1 –	quoted prices in active markets for identical investments
• Level 2 –
quoted prices in markets that are not active or other significant observable inputs (including, but not limited to: quoted prices for similar investments, quoted prices based on recently executed transactions, interest rates, credit risk, etc.)

• Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The Adviser’s valuation policy, as previously stated, establishes parameters for the sources and types of valuation analysis, as well as, the methodologies and inputs the Adviser uses in determining fair value, including the use of the Adviser’s Valuation Committee.  If the Valuation Committee determines that additional techniques, sources or inputs are appropriate or necessary in a given situation, such additional work will be undertaken.

Significant increases or decreases in any of the unobservable inputs in isolation may result in a lower or higher fair value measurement.

To assess the continuing appropriateness of security valuations, the Adviser (or its third party service provider who is subject to oversight by the Adviser), regularly compares one of its prior day prices, prices on comparable securities and sale prices to the current day prices and challenges those prices that exceed certain tolerance levels with the third party pricing service or broker source.  For those securities valued by fair valuations, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2013 in valuing the Fund’s investments carried at fair value:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Commercial Mortgage-Backed Securities:	$-	$4,117,240	$-	$4,117,240
Non-Agency Residential Mortgage-Backed Securities:	-	10,740,339	-	10,740,339
Total	$-	$14,857,579	$-	$14,857,579

During the period ended March 31, 2013, the Fund did not invest in any Level 3 securities and did not have any transfers between Level 1 and Level 2.  The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur.

Federal Income Tax Basis: The federal income tax basis of the Fund’s investments at March 31, 2013 was as follows: cost of investments $14,879,782.  Net unrealized depreciation was $22,203 (gross unrealized appreciation - $11,015; gross unrealized depreciation - $33,218).

Item 2. Controls and Procedures.

(a) The Registrant's principal executive officer and principal financial officer have concluded that the Registrant's Disclosure Controls and Procedures are effective, based on their evaluation of such Disclosure Controls and Procedures as of a date within 90 days of the filing of this report on Form N-Q.

(b) As of the date of filing this Form N-Q, the Registrant's principal executive officer and principal financial officer are aware of no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's last fiscal quarter that has materially affected or is reasonably likely to materially affect the Registrant's internal control over financial reporting.

Item 3. Exhibits

(a) Certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Brookfield Mortgage Opportunity Income Fund Inc.

By (Signature and Title)                  /s/ Kim G. Redding
Kim G. Redding
President and Principal Executive Officer

Date:   May 21, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)                  /s/ Kim G. Redding
Kim G. Redding
President and Principal Executive Officer

Date: May 21, 2013

By (Signature and Title)                  /s/ Steven M. Pires
Steven M. Pires
Treasurer and Principal Financial Officer

Date: May 21, 2013